CONVERTIBLE DEBENTURES - ATW Financing (Details)	4 Months Ended		12 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CAD ($)	May 01, 2025 USD ($)	Apr. 23, 2025 USD ($)
ATW Notes
Conversions into common shares			$ (13,247,404)
Revaluation			525,245
Balance, September 30, 2025	$ 35,749,657		35,749,657
ATW Financing
CONVERTIBLE DEBENTURES
Amount of facility in convertible note					$ 500,000,000
Remaining borrowing capacity under the borrowings				$ 480,000,000
ATW Notes
Initial Tranche, May 1, 2025	27,200,000	$ 20,000,000
Conversions into common shares	(13,247,404)	(9,600,000)	(13,247,404)
Adjusted amount	13,952,596	10,400,000
Revaluation	525,245		525,245
Balance, September 30, 2025	$ 14,477,841	$ 10,400,000	$ 14,477,841
Average Exchange Rate, beginning balance	1.36	1.36
Average Exchange Rate	1.38	1.38
Average Exchange Rate, ending balance	1.39	1.39	1.39